Retirement Benefits - Weighted-Average Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans - U.S.
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.75%	5.50%	6.00%
Expected long-term return on plan assets	7.75%	8.00%	8.36%
Rate of increase in compensation levels	4.76%	4.78%	4.00%
Discount rate	4.00%	4.75%
Rate of increase in compensation levels	5.00%	4.76%
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.75%	5.50%	5.75%
Expected long-term return on plan assets	6.25%	6.50%	6.50%
Discount rate	4.25%	4.75%
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.82%	5.44%	5.27%
Expected long-term return on plan assets	6.50%	6.36%	6.69%
Rate of increase in compensation levels	2.92%	2.89%	2.84%
Discount rate	3.90%	4.82%
Rate of increase in compensation levels	2.90%	2.92%
Postretirement Benefits Other than Pension - U.S.
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.75%	5.50%	6.00%
Discount rate	4.00%	4.75%
Initial health care cost trend rate at end of year	7.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year in which ultimate rate is reached	2017	2018
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.50%	5.50%	5.75%
Discount rate	4.00%	4.50%
Initial health care cost trend rate at end of year	4.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year in which ultimate rate is reached	2017	2015